Discontinued operations and assets and liabilities held for sale (Tables)	6 Months Ended
Sep. 30, 2019
Discontinued operations and assets and liabilities held for sale
Schedule of income statement of discontinued operations

	Six months	Five months
	ended	ended
	30 September	31 August
	2019	2018
	€m	€m
Revenue	—	1,561
Cost of sales	—	(1,185)
Gross profit	—	376
Selling and distribution expenses	—	(92)
Administrative expenses	—	(134)
Operating profit	—	150
Financing costs	—	(321)
Loss before taxation	—	(171)
Income tax credit	—	56
Loss after tax of discontinued operations	—	(115)
Loss on sale of disposal group	—	(3,420)
Loss for the period from discontinued operations	—	(3,535)

Loss per share from discontinued operations

	eurocents	eurocents
- Basic	—	(12.87c)
- Diluted	—	(12.87c)

Schedule of total comprehensive expense for the period from discontinued operations

	€m	€m
Attributable to owners of the parent	—	(3,535)

Schedule of assets and liabilities held for sale

	30 September	31 March
	2019	2019
	€m	€m
Non-current assets	726	(231)
Current assets	123	—
Total assets held for sale	849	(231)

Non-current liabilities	(234)	—
Current liabilities	(98)	—
Total liabilities held for sale	(332)	—